Financial Instruments and Financial Risk Management - Summary of Financial Instrument and Financial Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Financial assets	€ 356,377	€ 238,952	€ 243,024
Restricted cash	1,601	1,600	1,648
Trade receivables	2,111	3,512	6,782
Current financial assets	337,714	180,484	230,992
Cash and cash equivalents	14,951	53,356	3,602	€ 11,661
Total financial assets	356,377	238,952	243,024
At fair value through profit or loss	66,454	19,812	54,146
Convertible bond - Embedded derivative	66,454	19,812	54,146
At amortized cost	104,280	104,856	92,338
Convertible bond - Host debt	88,715	84,537	80,682
Total Trade payables	15,565	20,319	11,656
Total financial liabilities	€ 170,734	€ 124,668	€ 146,484